Related Party Transactions - Summary of Outstanding Balances with Related Parties (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Lease liabilities
Disclosure Of Transactions Between Related Parties [Line Items]
Due to related parties	$ 262	$ 632
Other receivables
Disclosure Of Transactions Between Related Parties [Line Items]
Other receivables due from related parties	31	340
Prepayment
Disclosure Of Transactions Between Related Parties [Line Items]
Other receivables due from related parties	244	272
Trade payables
Disclosure Of Transactions Between Related Parties [Line Items]
Due to related parties	458	1,183
Other payables
Disclosure Of Transactions Between Related Parties [Line Items]
Due to related parties	1,162	2,508
Nanjing Probio Biotech Co., Ltd. | Trade receivables
Disclosure Of Transactions Between Related Parties [Line Items]
Other receivables due from related parties	20	90
Nanjing Probio Biotech Co., Ltd. | Prepayment
Disclosure Of Transactions Between Related Parties [Line Items]
Other receivables due from related parties	244	251
Nanjing Probio Biotech Co., Ltd. | Trade payables
Disclosure Of Transactions Between Related Parties [Line Items]
Due to related parties	0	21
Nanjing Probio Biotech Co., Ltd. | Other payables
Disclosure Of Transactions Between Related Parties [Line Items]
Due to related parties	0	3
Nanjing GenScript Biotech Co., Ltd. | Lease liabilities
Disclosure Of Transactions Between Related Parties [Line Items]
Due to related parties	152	205
Nanjing GenScript Biotech Co., Ltd. | Other receivables
Disclosure Of Transactions Between Related Parties [Line Items]
Other receivables due from related parties	15	321
Nanjing GenScript Biotech Co., Ltd. | Trade payables
Disclosure Of Transactions Between Related Parties [Line Items]
Due to related parties	311	935
Nanjing GenScript Biotech Co., Ltd. | Other payables
Disclosure Of Transactions Between Related Parties [Line Items]
Due to related parties	1,028	2,435
Genscript USA Incorporated | Other receivables
Disclosure Of Transactions Between Related Parties [Line Items]
Other receivables due from related parties	16	16
Genscript USA Incorporated | Trade payables
Disclosure Of Transactions Between Related Parties [Line Items]
Due to related parties	57	134
Genscript USA Incorporated | Other payables
Disclosure Of Transactions Between Related Parties [Line Items]
Due to related parties	17	58
Jiangsu GenScript Biotech Co., Ltd. | Other receivables
Disclosure Of Transactions Between Related Parties [Line Items]
Other receivables due from related parties	0	3
Jiangsu GenScript Biotech Co., Ltd. | Trade payables
Disclosure Of Transactions Between Related Parties [Line Items]
Due to related parties	0	93
Jiangsu GenScript Biotech Co., Ltd. | Other payables
Disclosure Of Transactions Between Related Parties [Line Items]
Due to related parties	1	7
Jiangsu GenScript Probio Biotech Co., Ltd. | Prepayment
Disclosure Of Transactions Between Related Parties [Line Items]
Other receivables due from related parties	0	21
Jiangsu GenScript Probio Biotech Co., Ltd. | Trade payables
Disclosure Of Transactions Between Related Parties [Line Items]
Due to related parties	90	0
Jiangsu GenScript Probio Biotech Co., Ltd. | Other payables
Disclosure Of Transactions Between Related Parties [Line Items]
Due to related parties	115	4
Nanjing Bestzyme Bio-Engineering Co., Ltd. | Other payables
Disclosure Of Transactions Between Related Parties [Line Items]
Due to related parties	1	0
Genscript Netherlands | Other payables
Disclosure Of Transactions Between Related Parties [Line Items]
Due to related parties	0	1
Genscript USA Holdings Inc | Lease liabilities
Disclosure Of Transactions Between Related Parties [Line Items]
Due to related parties	$ 110	$ 427